Significant Risks (Tables)	6 Months Ended
Jun. 30, 2025
Significant Risks [Abstract]
Schedule of Revenue from the Customer Accounted	Revenue from these three customers accounted for 14%, 12% and 11% of the Group’s total revenue for that period, respectively.
	Six months ended June 30, 2025		As of June 30, 2025
Customer	Revenue	Percentage of revenue	Accounts receivables, gross
	(Unaudited)		(Unaudited)
Customer A	$947,824	22%	$—
Customer B	509,600	12%	—
Customer C	444,210	10%	3,522
Total:	$1,901,634	44%	$3,522

	Six months ended June 30, 2024		As of June 30, 2024
Customer	Revenue	Percentage of revenue	Accounts receivables, gross
	(Unaudited)		(Unaudited)
Customer B	$1,944,592	25%	$—
Customer A	1,095,823	14%	—
Total:	$3,040,415	39%	$—

	Six months ended June 30, 2023		As of June 30, 2023
Customer	Revenue	Percentage of revenue	Accounts receivables, gross
	(Unaudited)		(Unaudited)
Customer A	$1,658,413	14%	$119,490
Customer C	1,395,760	12%	—
Customer D	1,277,263	11%	—
Total	$4,331,436	37%	$119,490

Schedule of Total Purchase from the Vendor Accounted	Total purchase from these two vendors accounted for 72% and 12% of the Group’s total purchase for that period, respectively.
	Six months ended June 30, 2025		As of June 30, 2025
Vendor	Purchase	Percentage of total purchase	Accounts payable
	(Unaudited)		(Unaudited)
Vendor A	$1,165,468	22%	$—
Vendor B	984,940	18%	—
Vendor C	840,968	16%	—
Total:	$2,991,376	56%	$—

	Six months ended June 30, 2024		As of June 30, 2024
Vendor	Purchase	Percentage of total purchase	Accounts payable
	(Unaudited)		(Unaudited)
Vendor A	$1,942,365	29%	$—
Vendor C	1,240,184	19%	—
Vendor D	1,209,550	18%	—
Vendor E	884,630	13%	244,380
Total:	$5,276,729	79%	$244,380

	Six months ended June 30, 2023		As of June 30, 2023
Vendor	Purchase	Percentage of total purchase	Accounts payable
	(Unaudited)		(Unaudited)
Vendor E	$7,776,656	72%	$242,713
Vendor D	1,271,441	12%	—
Total:	$9,048,097	84%	$242,713